Stock-Based Compensation - Management Incentive Plan prior to IPO (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2019	Jun. 30, 2019	Mar. 15, 2019	Dec. 31, 2018	Dec. 31, 2017
Stock-Based Compensation
Increase in additional paid in capital		$ 23,267
2014 Management Incentive Plan
Stock-Based Compensation
Units outstanding			12,552,825	12,552,825	12,432,825
Stock compensation charge	$ 23,000
Increase in additional paid in capital	$ 23,000